Trade and other payables	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Trade and other payables

17.	Trade and other payables

	2021	2020
	€’000	€’000
Trade payables	1,029	1,777
Amounts owed to related parties (1)	801	—
Lease liability - current	389	—
Payroll taxes	149	—
Other	509	—
Trade and other payables	2,877	1,777

(1)	This amount relates to a balance owing to an affiliate, MagP (Note 22). This amount was settled in full during the first quarter of 2022.